Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies [Abstract]
Schedule Of Costs Incurred Attributable To Each Category Of Power Purchase Agreements

(in millions)	2013	2012	2011
Qualifying facilities (1)	$813	$779	$1,069
Renewable energy contracts	1,281	815	622
Other power purchase agreements	902	661	690

(1) Costs incurred include $271, $286, and $297 attributable to renewable energy contracts with qualifying facilities at December 31, 2013, 2012, and 2011, respectively.

Schedule Of Undiscounted Future Expected Power Purchase Agreement Payments
		Renewable
(in millions)	Qualifying Facility	(Other than QFs)	Other	Total Payments
2014	$913	$1,906	$829	$3,648
2015	707	2,102	770	3,579
2016	587	2,109	722	3,418
2017	450	2,104	684	3,238
2018	406	1,962	640	3,008
Thereafter	1,614	30,242	2,984	34,840
Total	$4,677	$40,425	$6,629	$51,731

Schedule Of Fixed Capacity Payments Due Under The QF Contracts Discount
(in millions)
2014	$27
2015	24
2016	22
2017	18
2018	12
Thereafter	8
Total fixed capacity payments	111
Less: amount representing interest	14
Present value of fixed capacity payments	$97

Undiscounted Obligations For Natural Gas Purchases, Gas Transportation Services, And Gas Storage
(in millions)
2014	$727
2015	198
2016	150
2017	108
2018	108
Thereafter	756
Total	$2,047

Undiscounted Obligations Under Nuclear Fuel Agreements
(in millions)
2014	$145
2015	162
2016	146
2017	148
2018	132
Thereafter	647
Total	$1,380

Future Minimum Payments Of Operating Leases
(in millions)
2014	$42
2015	37
2016	34
2017	27
2018	24
Thereafter	193
Total	$357

Environmental Remediation Liability Disclosure

(in millions)
Balance at December 31, 2012	$910
Additional remediation costs accrued:
Transfer to regulatory account for recovery	116
Amounts not recoverable from customers	49
Less: Payments	(175)
Balance at December 31, 2013	$900

	Balance at December 31,
(in millions)	2013	2012
Utility-owned natural gas compressor site near Hinkley, California (1)	$190	$226
Utility-owned natural gas compressor site near Topock, Arizona (1)	264	239
Utility-owned generation facilities (other than for fossil fuel-fired), other facilities, and third-party disposal sites	160	158
Former MGP sites owned by the Utility or third parties	184	181
Fossil fuel-fired generation facilities and sites	102	106
Total environmental remediation liability	$900	$910

      (1) See “Natural Gas Compressor Sites” below.